Note 12 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Cayman Islands	$277	$(7,371)	$(4,156)
Foreign	2,952	2,236	2,228

Total	$3,229	$(5,135)	$(1,928)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Current	$1,296	$970	$2,289
Deferred	(155)	40	(1,231)

Total	$1,141	$1,010	$1,058

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2018	2017	2016

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	401	414	449
Changes in deferred income tax assets and liabilities	(247)	(546)	(1,249)
Adjustments to prior years’ taxes	60	12	33
Changes in valuation allowances for deferred income tax assets	92	586	18
Withholding taxes on repatriation of subsidiary profits	521	298	1,669
Alternative Minimum Tax on EMC stock sales	105	-	-
Other	209	246	138

Total	$1,141	$1,010	$1,058

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2018	2017
Deferred income tax assets
Research and development credits	$6,756	$6,637
Net operating loss carryforwards	44	82
Depreciation and amortization	149	169
Accrued vacation and other expenses	29	68
	6,978	6,956
Valuation allowance	(6,928)	(6,836)

Total net deferred income tax assets	$50	$120

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$681	$906